Share-based Payment - Summarized Information about Stock Options Outstanding (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2020 ¥ / shares	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price	¥ 1
Number of options	722,500	899,400	1,003,000
Remaining contractual lives in years	23 years 4 months 24 days	24 years 3 months 18 days